Accounts receivable (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	R$ (985,614)	R$ (437,139)
Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(521,929)	(256,927)
Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(451,285)	(174,046)
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(12,400)	R$ (6,166)
Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(985,614)
Credit Amount
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(2,720,714)
Exposure off balance credit limits not used
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(886,374)
stage 1 | Expected credit losses | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(67,717)
stage 1 | Expected credit losses | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(34,529)
stage 1 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(6,656)
stage 1 | Credit Amount | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(173,407)
stage 1 | Credit Amount | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(439,544)
stage 1 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(844,075)
stage 1 | Exposure off balance credit limits not used | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	0
stage 1 | Exposure off balance credit limits not used | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(663,059)
stage 1 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	0
stage 2 | Expected credit losses | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(12,982)
stage 2 | Expected credit losses | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(34,756)
stage 2 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(201)
stage 2 | Credit Amount | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(24,223)
stage 2 | Credit Amount | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(205,356)
stage 2 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(6,643)
stage 2 | Exposure off balance credit limits not used | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	0
stage 2 | Exposure off balance credit limits not used | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(214,282)
stage 2 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	0
stage 3 | Expected credit losses | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(441,230)
stage 3 | Expected credit losses | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(382,000)
stage 3 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(5,544)
stage 3 | Credit Amount | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(545,749)
stage 3 | Credit Amount | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(467,611)
stage 3 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(14,106)
stage 3 | Exposure off balance credit limits not used | Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	0
stage 3 | Exposure off balance credit limits not used | Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(9,033)
stage 3 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	R$ 0